OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
OTHER NON-CURRENT LIABILITIES
Schedule of other non current liabilities

	December 31,	December 31,
	2018	2019
Financial liabilities
-Long-term payables for mining rights	788,133	1,108,075
-Other financial liabilities	52,926	45,412
	841,059	1,153,487

Obligations in relation to early retirement schemes (Note (i))	777,305	426,737
Deferred government grants (Note (ii))	314,045	245,916
Deferred gain relating to sales and leaseback agreements	240,661	125,707
Contract liabilities	132,844	125,758
Provision for rehabilitation	121,033	131,248
Others	11,217	10,721
	1,597,105	1,066,087

	2,438,164	2,219,574

Schedule of obligations in relation to retirement benefits under the Group's early retirement schemes

	2018	2019
As at January 1,	1,438,440	1,293,841
Provision made during the year (Note 29)	447,660	210,428
Interest costs	62,801	18,260
Payment during the year	(655,060)	(680,888)

As at December 31,	1,293,841	841,641

Non-current	777,305	426,737
Current (Note 22)	516,536	414,904

	1,293,841	841,641